Debt (Revolving credit facilities) (Details) - Unsecured - USD ($)	1 Months Ended
	Oct. 31, 2019	Mar. 31, 2018
Asia Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 950,000,000.0
Citi Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 4,000,000,000.0
Credit facility increase borrowing capacity	$ 500,000,000